UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22466
                                             GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                               Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                               Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460
Date of fiscal year end:  September 30
Date of reporting period:  July 1, 2016 – June 30, 2017
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

FORM N-PX SPREADSHEET*

REGISTRANT NAME:  GAI Agility Income Fund
INVESTMENT COMPANY ACT FILE NUMBER:  811-22466
REPORTING PERIOD:  07/01/2016 - 06-30-2017
REGISTRANT ADDRESS:  401 South Tryon Street, Charlotte, NC 28202
NAME OF SERIES (AS APPLICABLE):  __________________________________

Issuer of Portfolio Security	Exchange Ticker / Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For, Against, or Abstain from Proposal/Regarding Election of Directors/Other Matters	Whether Vote Was With or Against Management
Xilinx, Inc.	XLNX	983919101	8/10/2016	Annual Meeting Matters	Issuer	Yes	For	With
Microchip Technology, Inc.	MCHP	595017104	8/15/2016	Annual Meeting Matters	Issuer	Yes	For	With
Netapp, Inc.	NTAP	64110D104	9/15/2016	Annual Meeting Matters	Issuer	Yes	For	With
Darden Restaurants, Inc.	DRI	237194105	9/29/2016	Annual Meeting Matters	Issuer	Yes	For; Against	With
RPM International Inc.	RPM	749685103	10/6/2016	Annual Meeting Matters	Issuer	Yes	For	With
Western Digital Corporation	WDC	958102105	11/4/2016	Annual Meeting Matters	Issuer	Yes	For	With
Coach Inc.	COH	189754104	11/10/2016	Annual Meeting Matters	Issuer	Yes	For; Against	With
Sysco Corporation	SYY	871829107	11/16/2016	Annual Meeting Matters	Issuer	Yes	For; Against	With
Microsoft Corporation	MSFT	594918104	11/30/2016	Annual Meeting Matters	Issuer	Yes	For; Against	With
Air Products and Chemicals, Inc.	APD	009158106	1/26/2017	Annual Meeting Matters	Issuer	Yes	For	With
Spire Inc.	SR	84857L101	1/26/2017	Annual Meeting Matters	Issuer	Yes	For	With
The Scotts Miracle-Gro Co.	SMG	810186106	1/27/2017	Annual Meeting Matters	Issuer	Yes	For	With
Qualcomm Incorporated	QCOM	747525103	3/7/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Analog Devices, Inc.	ADI	032654105	3/8/2017	Annual Meeting Matters	Issuer	Yes	For	With
Versum Materials, Inc.	VSM	92532W103	3/21/2017	Annual Meeting Matters	Issuer	Yes	For	With
Carnival Corporation	CCL	143658300	4/5/2017	Annual Meeting Matters	Issuer	Yes	For	With
Genuine Parts Company	GPC	372460105	4/24/2017	Annual Meeting Matters	Issuer	Yes	For	With
Whirlpool Corporation	WHR	963320106	4/18/2017	Annual Meeting Matters	Issuer	Yes	For	With
Polaris Industries Inc.	PII	731068102	4/27/2017	Annual Meeting Matters	Issuer	Yes	For	With
Hubbell Incorporated	HUBB	443510607	5/1/2017	Annual Meeting Matters	Issuer	Yes	For	With
Johnson & Johnson	JNJ	478160104	4/26/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Marathon Petroleum Corporation	MPC	56585A102	4/25/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Paccar Inc.	PCAR	693718108	4/24/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
VF Corporation	VFC	918204108	4/24/2017	Annual Meeting Matters	Issuer	Yes	For	With
Abbott Laboratories	ABT	002824100	4/27/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
PepsiCo, Inc.	PEP	713448108	5/2/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Sonoco Products Company	SON	835495102	4/18/2017	Annual Meeting Matters	Issuer	Yes	For	With
Abbvie Inc.	ABBV	00287Y109	5/5/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Bristol-Myers Squibb Company	BMY	110122108	5/2/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Nucor Corporation	NUE	670346105	5/11/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
C.H. Robinson Worldwide, Inc.	CHRW	12541W209	5/11/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Cummins Inc.	CMI	231021106	5/9/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Gilead Sciences, Inc.	GILD	375558103	5/10/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Packaging Corporation of America	PKG	695156109	5/16/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Penske Automotive Group, Inc.	PAG	70959W103	5/10/2017	Annual Meeting Matters	Issuer	Yes	For	With
Union Pacific Corporation	UNP	907818108	5/11/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Amgen Inc.	AMGN	031162100	5/19/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
Intel Corporation	INTC	458140100	5/18/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
American Eagle Outfitters, Inc.	AEO	02553E106	5/23/2017	Annual Meeting Matters	Issuer	Yes	For	With
Bunge Limited	BG	G16962105	5/25/2017	Annual Meeting Matters	Issuer	Yes	For	With
WILLIAMS-SONOMA, INC.	WSM	969904101	5/31/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
General Motors Company	GM	37045V100	6/6/2017	Annual Meeting Matters	Issuer	Yes	For; Against	With
KAR Auction Services Inc.	KAR	48238T109	6/5/2017	Annual Meeting Matters	Issuer	Yes	For	With
Target Corporation	TGT	87612E106	6/14/2017	Annual Meeting Matters	Issuer	Yes	For	With
iShares Preferred Stock ETF	PFF	464288687	6/19/2017	Annual Meeting Matters	Issuer	Yes	For	With

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant	GAI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)
Date	July 28, 2017

*Print the name and title of each signing officer under his or her signature.